CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Rental revenues					$ 17,254	$ 1,832
Management fee revenues	$ 253	$ 304	$ 760	$ 827	910	1,493
Other revenues	6,912	5,826	20,651	11,322	236	0
Total revenues	7,165	6,130	21,411	12,149	18,400	3,325
Expenses:
General and administrative expenses	1,598	2,114	6,275	8,014	10,544	15,696
Facility rent expense	2,176	1,736	6,523	3,552	5,758	1,512
Depreciation and amortization	1,124	1,911	4,176	5,384	7,345	7,393
Other operating expenses	241	309	1,413	530	2,394	2,922
Total expenses	5,139	6,070	18,387	17,480	26,041	27,523
Loss from operations	2,026	60	3,024	(5,331)	(7,641)	(24,198)
Other Income (Expense):
Interest expense, net	(1,801)	(1,830)	(5,377)	(6,599)	(8,462)	(10,677)
Loss on extinguishment of debt	0	0	0	(680)	(680)	(1,803)
Loss on legal settlement					0	(600)
Other expense	0	(268)	(51)	(749)	(918)	(779)
Total other expense, net	(1,801)	(2,098)	(5,428)	(8,028)	(10,060)	(13,859)
Loss from continuing operations before Income taxes	225	(2,038)	(2,404)	(13,359)	(17,701)	(38,057)
Income tax expense	(3)	0	(3)	(20)	(110)	(131)
Loss from continuing operations	222	(2,038)	(2,407)	(13,379)	(17,811)	(38,188)
Income (loss) from discontinued operations, net of tax			(6,513)	(2,328)	(4,892)	23,783
Net Loss	(1,988)	(5,095)	(8,920)	(15,707)	(22,703)	(14,405)
Net (income) loss attributable to noncontrolling interests	0	284	0	784	815	(806)
Net loss attributable to AdCare Health Systems, Inc.	(1,988)	(4,811)	(8,920)	(14,923)	(23,518)	(13,599)
Preferred stock dividends					(5,208)	(2,584)
Net loss attributable to AdCare Health Systems, Inc. common stockholders	$ (3,867)	$ (6,310)	$ (14,377)	$ (18,505)	$ (28,726)	$ (16,183)
Net loss per share of common stock attributable to AdCare Health Systems, Inc
Continuing Operations (in dollars per share)	$ (0.08)	$ (0.18)	$ (0.39)	$ (0.86)	$ (1.17)	$ (2.27)
Discontinued Operations (in dollars per share)	(0.11)	(0.14)	(0.33)	(0.08)	(0.29)	1.37
Net Loss per Common Share-Basic (in dollars per share)	$ (0.19)	$ (0.32)	$ (0.72)	$ (0.94)	$ (1.46)	$ (0.90)
Weighted average shares of common stock outstanding:
Basic and diluted (shares)	19,917	19,838	19,909	19,617	19,680	17,930